Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Grants Under Share Based Payment (Details)	12 Months Ended
	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 € / shares shares
RSUs [Member]
Schedule of Grants Under Share Based Payment [Line Items]
Awards outstanding January 1	288,189	195,977
Awards granted in the reporting period	341,163	268,000
Awards forfeited in the reporting period	(43,522)	(81,335)
Awards vested in the reporting period	(229,225)	(94,453)
Awards expired in the reporting period
Awards outstanding December 31	356,605	288,189
WAFV [Member]
Schedule of Grants Under Share Based Payment [Line Items]
Awards outstanding January 1	€ 7.35	€ 7.9
Awards granted in the reporting period	10.62	6.05
Awards forfeited in the reporting period	9.74	7.9
Awards vested in the reporting period	8.19	7.99
Awards expired in the reporting period
Awards outstanding December 31	€ 8.67	€ 7.35
NQSO [Member]
Schedule of Grants Under Share Based Payment [Line Items]
Awards outstanding January 1	1,877,700	1,321,583
Awards granted in the reporting period	424,298	1,027,583
Awards forfeited in the reporting period	(251,279)	(471,466)
Awards exercised in the reporting period (in Shares) | shares	(138,695)
Awards expired in the reporting period
Awards outstanding December 31	1,912,024	1,877,700
Awards exercisable December 31	463,963	246,083
WAEP [Member]
Schedule of Grants Under Share Based Payment [Line Items]
Awards outstanding January 1	€ 6.82	€ 8.04
Awards granted in the reporting period	10.44	5.97
Awards forfeited in the reporting period	5.81	8.04
Awards exercised in the reporting period	6.16
Awards expired in the reporting period
Awards outstanding December 31	7.68	6.82
Awards exercisable December 31	€ 7.51	€ 8.05